Change in intangible assets and goodwill by class (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 14,669,464	R$ 14,724,647
Additions reductions		4,142,229	4,245,081
Impairment	[1]	(840,506)	(1,339,340)
Amortization		(3,060,180)	(2,960,924)
Ending balance		R$ 14,911,007	14,669,464
Acquisition Of Banking Rights In Accordance With Contract Agreement Software [Member]
IfrsStatementLineItems [Line Items]
Rate of amortization		20.00%
Acquisition Of Banking Rights In Accordance With Contract Agreement Customer Portfolio [Member]
IfrsStatementLineItems [Line Items]
Rate of amortization		20.00%
Acquisition Of Banking Rights In Accordance With Contract Agreement Others [Member]
IfrsStatementLineItems [Line Items]
Rate of amortization		20.00%
Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 7,093,544	5,327,901
Additions reductions		(1,035,448)	1,765,643
Impairment	[1]	(9,362)
Ending balance		6,048,734	7,093,544
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[2]	3,631,848	4,487,898
Additions reductions	[2]	1,451,657	791,047
Impairment	[1],[2]	(713,113)	(320,726)
Amortization	[2]	(1,320,446)	(1,326,371)
Ending balance	[2]	3,049,946	3,631,848
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[2]	3,520,872	3,127,388
Additions reductions	[2]	2,150,051	1,373,474
Impairment	[1],[2]	(115,885)	(258,998)
Amortization	[2]	(827,236)	(720,992)
Ending balance	[2]	4,727,802	3,520,872
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[2]	367,890	1,752,759
Additions reductions	[2]	1,255,543
Impairment	[1],[2]	(2,146)	(759,616)
Amortization	[2]	(572,646)	(625,253)
Ending balance	[2]	1,048,641	367,890
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[2]	55,310	28,701
Additions reductions	[2]	320,426	314,917
Amortization	[2]	(339,852)	(288,308)
Ending balance	[2]	R$ 35,884	R$ 55,310

[1]	Impairment losses were recognized in the consolidated statement of income, within “Other operating income/(expenses)”.
[2]	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and